Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Opening balance	$ 9,051,410	$ 9,022,075
Current period acquisitions	0	46,126
Foreign exchange movement	41,000	(16,791)
Closing balance	$ 9,092,410	$ 9,051,410